Investments - Schedule of Net Assets (Details) - EBP 6.0 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Net assets available for benefits	$ 14,282,947,490	$ 12,400,546,182
Master Trust Balances
EBP, Master Trust [Line Items]
Total investments, at fair value	24,610,713,439	21,345,771,680
Investments, at contract value	1,881,240,870	2,067,192,778
Non-interest bearing accounts	1,154,463	1,297,855
Net pending trades payables and interest receivable	(2,793,266)	(10,794,865)
Net assets available for benefits	26,490,315,506	23,403,467,448
Master Trust Balances | Participant-directed brokerage accounts
EBP, Master Trust [Line Items]
Total investments, at fair value	1,434,789,053	1,184,207,393
Master Trust Balances | General Dynamics Corporation common stock
EBP, Master Trust [Line Items]
Total investments, at fair value	4,620,991,283	3,946,210,540
Master Trust Balances | Investments in other equity securities
EBP, Master Trust [Line Items]
Total investments, at fair value	1,949,909,396	2,147,981,194
Master Trust Balances | Registered investment companies
EBP, Master Trust [Line Items]
Total investments, at fair value	159,953,112	217,045,032
Master Trust Balances | Interest bearing cash
EBP, Master Trust [Line Items]
Total investments, at fair value	59,218,212	54,350,752
Master Trust Balances | Overnight deposit accounts
EBP, Master Trust [Line Items]
Total investments, at fair value	19,860,221	26,917,938
Master Trust Balances | Collective trusts
EBP, Master Trust [Line Items]
Total investments, at fair value	16,240,201,229	13,497,262,839
Master Trust Balances | US government
EBP, Master Trust [Line Items]
Total investments, at fair value	57,127,990	116,145,461
Master Trust Balances | Mortgage and asset-backed
EBP, Master Trust [Line Items]
Total investments, at fair value	29,403,943	62,918,508
Master Trust Balances | Foreign government
EBP, Master Trust [Line Items]
Total investments, at fair value	5,131,051	6,170,183
Master Trust Balances | Corporate debt
EBP, Master Trust [Line Items]
Total investments, at fair value	34,127,949	86,561,840
Plan's Interest in Master Trust Balances
EBP, Master Trust [Line Items]
Total investments, at fair value	13,219,626,037	11,272,646,720
Investments, at contract value	827,986,143	917,691,161
Non-interest bearing accounts	558,475	580,512
Net pending trades payables and interest receivable	(1,598,621)	(6,076,464)
Net assets available for benefits	14,046,572,034	12,184,841,929
Plan's Interest in Master Trust Balances | Participant-directed brokerage accounts
EBP, Master Trust [Line Items]
Total investments, at fair value	879,054,878	703,824,268
Plan's Interest in Master Trust Balances | General Dynamics Corporation common stock
EBP, Master Trust [Line Items]
Total investments, at fair value	2,004,631,509	1,664,880,060
Plan's Interest in Master Trust Balances | Investments in other equity securities
EBP, Master Trust [Line Items]
Total investments, at fair value	1,183,247,789	1,295,096,232
Plan's Interest in Master Trust Balances | Registered investment companies
EBP, Master Trust [Line Items]
Total investments, at fair value	78,722,221	115,414,165
Plan's Interest in Master Trust Balances | Interest bearing cash
EBP, Master Trust [Line Items]
Total investments, at fair value	29,048,723	25,716,322
Plan's Interest in Master Trust Balances | Overnight deposit accounts
EBP, Master Trust [Line Items]
Total investments, at fair value	12,112,260	16,084,165
Plan's Interest in Master Trust Balances | Collective trusts
EBP, Master Trust [Line Items]
Total investments, at fair value	8,969,671,448	7,296,913,569
Plan's Interest in Master Trust Balances | US government
EBP, Master Trust [Line Items]
Total investments, at fair value	28,673,782	66,114,979
Plan's Interest in Master Trust Balances | Mortgage and asset-backed
EBP, Master Trust [Line Items]
Total investments, at fair value	14,758,480	35,815,914
Plan's Interest in Master Trust Balances | Foreign government
EBP, Master Trust [Line Items]
Total investments, at fair value	2,575,386	3,512,333
Plan's Interest in Master Trust Balances | Corporate debt
EBP, Master Trust [Line Items]
Total investments, at fair value	$ 17,129,561	$ 49,274,713